Jul. 27, 2020

SPDR® Series Trust

SPDR S&P 500® ESG ETF

Supplement dated September 16, 2020 to the Prospectus and Summary Prospectus,

each dated July 27, 2020, as may be supplemented from time to time

Effective September 21, 2020, companies that generate 5% or more of their revenue from thermal coal extraction or power generation will be ineligible for inclusion in the S&P 500 ESG Index (the “Index”). As a result, effective September 21, 2020, the third paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 1 of the Prospectus and Summary Prospectus is deleted and replaced with the following:

The Index is designed to measure the performance of securities meeting certain sustainability criteria (criteria related to ESG factors), while maintaining similar overall industry group weights as the S&P 500 Index. Securities eligible for inclusion in the Index comprise all constituents of the S&P 500 Index except for companies that:

•	Have involvement with tobacco-related products and services, based on certain levels of production, revenue or ownership, as determined by Sustainalytics;

•
Are involved in controversial weapons, including cluster weapons, landmines, biological or chemical weapons, depleted uranium weapons, white phosphorus weapons, or nuclear weapons, or hold certain ownership stakes in a company involved in these activities, as determined by Sustainalytics;

•	Have a United Nations Global Compact (“UNGC”) score in the bottom 5% of all UNGC-scored companies globally, as determined by Arabesque;

•
Have an S&P DJI ESG Score, as assigned by SAM, that falls within the worst 25% from each Global Industry Classification Standard (GICS) industry group among the combined constituents of the S&P Global LargeMidCap Index and the S&P Global 1200 Index;

•	Generate 5% or greater of their revenue from thermal coal extraction or power generation, as determined by Sustainalytics; or

•	Do not have (i) Sustainalytics coverage for tobacco-, controversial weapons- and thermal coal-related involvement; (ii) a UNGC score determined by Arabesque; or (iii) an S&P DJI ESG Score.